American Funds Developing World Growth and Income FundSM
Investment portfolio
August 31, 2020
unaudited
Common stocks 94.89% Financials 23.70%	Shares	Value (000)
Ping An Insurance (Group) Company of China, Ltd., Class H	8,166,000	$86,979
Bank Mandiri (Persero) Tbk PT	153,143,100	62,572
Sberbank of Russia PJSC (ADR)[1]	4,122,800	49,783
Sberbank of Russia PJSC[1]	3,235,447	9,828
AIA Group Ltd.	4,775,800	49,174
Hong Kong Exchanges and Clearing Ltd.	808,700	40,820
ICICI Bank Ltd.[1]	4,736,881	25,394
ICICI Bank Ltd. (ADR)[1]	1,338,000	14,370
Credicorp Ltd.	264,600	34,525
Bolsa Mexicana de Valores, SAB de CV, Series A	16,189,073	34,106
TCS Group Holding PLC (GDR)[2]	807,180	19,816
TCS Group Holding PLC (GDR)	501,588	12,314
China Merchants Bank Co., Ltd., Class H	5,723,500	27,324
Discovery Ltd.	3,672,785	26,223
B3 SA - Brasil, Bolsa, Balcao	1,881,400	20,193
HDFC Bank Ltd.[1]	1,180,491	17,896
Guaranty Trust Bank PLC	307,903,264	16,357
Kotak Mahindra Bank Ltd.[1]	766,099	14,585
Bank BTPN Syariah Tbk PT	54,281,763	14,537
HDFC Life Insurance Company Ltd.[1]	1,859,731	14,523
Halyk Savings Bank Of Kazakhstan OJSC (GDR)[2]	703,600	8,232
Halyk Savings Bank Of Kazakhstan OJSC (GDR)	344,737	4,034
Moscow Exchange MICEX-RTS PJSC	4,637,825	8,556
Bank Rakyat Indonesia (Persero) Tbk PT	33,880,700	8,166
Nova Ljubljanska banka dd (GDR)[1]	496,847	4,411
Bank Central Asia Tbk PT	1,563,500	3,369
HDFC Asset Management Co., Ltd.	39,800	1,304
		629,391
Communication services 13.85%
Tencent Holdings Ltd.	1,762,200	120,622
Yandex NV, Class A1	801,900	54,714
Bharti Airtel Ltd.	4,885,305	34,054
HKBN Ltd.	16,631,000	31,158
América Móvil, SAB de CV, Series L (ADR)	2,402,175	29,234
Singapore Telecommunications Ltd.	14,737,600	24,914
PT Surya Citra Media Tbk	245,244,500	20,883
China Tower Corp. Ltd., Class H	84,340,000	16,106
HUYA, Inc. (ADR)[1]	388,600	11,160
Airtel Africa PLC	12,014,100	9,154
Bharti Infratel Ltd.	2,314,403	6,243
CD Projekt SA1	24,623	2,932
NAVER Corp.	9,651	2,620
Sea Ltd., Class A (ADR)[1]	16,430	2,511
NCSoft Corp.	2,170	1,507
		367,812
American Funds Developing World Growth and Income Fund — Page 1 of 7

unaudited
Common stocks (continued) Consumer discretionary 12.94%	Shares	Value (000)
Alibaba Group Holding Ltd.[1]	1,633,600	$59,609
Galaxy Entertainment Group Ltd.	4,831,000	38,055
Huazhu Group Ltd. (ADR)	713,000	31,892
Sands China Ltd.	6,943,100	30,638
Detsky Mir PJSC	17,508,946	27,500
Wynn Macau, Ltd.[1]	13,943,200	26,231
Trip.com Group Ltd. (ADR)[1]	833,400	25,202
Midea Group Co., Ltd., Class A	1,738,478	17,890
Gree Electric Appliances, Inc. of Zhuhai, Class A	2,163,171	17,199
Meituan Dianping, Class B1	434,200	14,320
Cyrela Brazil Realty SA, ordinary nominative	3,056,300	13,450
Lojas Americanas SA, ordinary nominative	2,204,300	11,016
Astra International Tbk PT	27,111,288	9,495
Bloomberry Resorts Corp.	66,381,500	8,379
YUM! Brands, Inc.	68,500	6,566
MercadoLibre, Inc.[1]	1,900	2,220
Matahari Department Store Tbk PT1	23,358,200	2,029
Maruti Suzuki India Ltd.	11,833	1,100
China East Education Holdings Ltd.	411,500	909
		343,700
Health care 10.93%
BeiGene, Ltd. (ADR)[1]	330,200	79,767
BeiGene, Ltd.[1]	610,400	11,467
Hutchison China MediTech Ltd. (ADR)[1]	1,289,270	42,829
Jiangsu Hengrui Medicine Co., Ltd., Class A	2,837,805	39,275
Hypera SA, ordinary nominative	4,437,200	25,634
Hangzhou Tigermed Consulting Co., Ltd., Class H1	1,118,900	18,320
Hangzhou Tigermed Consulting Co., Ltd., Class A	59,049	965
OdontoPrev SA, ordinary nominative	5,901,500	13,799
Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A	722,894	11,356
Fleury SA, ordinary nominative	2,348,200	11,187
New Frontier Health Corp., Class A1,2	1,328,000	10,358
New Frontier Health Corp., Class A1	63,400	495
CanSino Biologics Inc., Class H1	458,400	9,718
WuXi Biologics (Cayman) Inc.[1]	286,500	7,445
Legend Biotech Corp., (ADR)[1]	150,000	5,100
Shandong Pharmaceutical Glass Co., Ltd., Class A	343,900	2,539
		290,254
Information technology 9.58%
Taiwan Semiconductor Manufacturing Company, Ltd.	4,640,400	67,452
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	209,400	16,595
Tokyo Electron Ltd.	176,800	45,320
Broadcom Inc.	66,200	22,981
Infosys Ltd. (ADR)	1,657,711	20,887
Vanguard International Semiconductor Corp.	5,415,000	17,256
PagSeguro Digital Ltd., Class A1	369,401	15,567
NetEase, Inc.	617,600	12,400
Yeahka Ltd.[1]	1,775,600	11,936
Samsung Electronics Co., Ltd.	257,850	11,721
MediaTek Inc.	596,000	11,294
VTech Holdings Ltd.	174,800	1,019
		254,428
American Funds Developing World Growth and Income Fund — Page 2 of 7

unaudited
Common stocks (continued) Real estate 8.74%	Shares	Value (000)
Longfor Group Holdings Ltd.	14,836,000	$78,581
China Overseas Land & Investment Ltd.	22,628,500	65,548
China Resources Land Ltd.	14,044,000	64,963
Poly Property Services Co., Ltd., Class H	1,596,800	13,979
ESR Cayman Ltd.[1]	2,007,400	5,996
Vinhomes JSC[1]	921,000	3,120
		232,187
Consumer staples 6.75%
Carlsberg A/S, Class B	211,667	29,746
Varun Beverages Ltd.	2,030,150	20,299
Kweichow Moutai Co., Ltd., Class A	66,159	17,242
Unilever PLC	256,900	15,316
Danone SA	232,362	15,279
Reckitt Benckiser Group PLC	137,200	13,774
Godrej Consumer Products Ltd.	1,474,619	13,048
Nestlé SA	99,192	11,913
X5 Retail Group NV (GDR)	243,837	8,924
Philip Morris International Inc.	104,000	8,298
British American Tobacco PLC	210,781	7,136
Fomento Económico Mexicano, SAB de CV	1,117,000	6,501
ITC Ltd.	1,758,149	4,565
United Spirits Ltd.[1]	481,700	3,577
Ambev SA (ADR)	1,128,200	2,539
Eastern Company SAE	1,500,000	1,192
		179,349
Industrials 3.75%
AKR Corporindo Tbk PT	93,441,200	18,608
International Container Terminal Services, Inc.	7,981,170	17,284
Epiroc AB, Class A	565,908	8,423
Epiroc AB, Class B	432,087	6,212
Shanghai International Airport Co., Ltd., Class A	1,156,774	12,893
CCR SA, ordinary nominative	5,118,111	12,453
DKSH Holding AG	116,700	7,811
Airbus SE, non-registered shares[1]	85,380	7,014
Wizz Air Holdings PLC[1]	62,200	3,233
Guangzhou Baiyun International Airport Co. Ltd., Class A	1,338,300	2,971
BOC Aviation Ltd.	357,055	2,656
		99,558
Materials 2.25%
Vale SA, ordinary nominative	1,898,379	20,680
Vale SA, ordinary nominative (ADR)	201,095	2,212
Nexa Resources SA	1,512,923	11,861
Alrosa PJSC	12,683,813	11,242
Berger Paints India Ltd.	779,446	5,694
Asian Paints Ltd.	134,476	3,469
LafargeHolcim Ltd.	39,731	1,886
Indocement Tunggal Prakarsa Tbk PT	1,693,000	1,381
AngloGold Ashanti Ltd. (ADR)	28,000	826
Yunnan Energy New Material Co., Ltd., Class A	54,000	616
		59,867
American Funds Developing World Growth and Income Fund — Page 3 of 7

unaudited
Common stocks (continued) Energy 1.90%	Shares	Value (000)
Reliance Industries Ltd.	1,449,061	$40,961
Rosneft Oil Company PJSC (GDR)	1,335,200	6,783
CNOOC Ltd.	2,490,000	2,834
		50,578
Utilities 0.50%
China Gas Holdings Ltd.	2,448,800	6,714
ENN Energy Holdings Ltd.	288,700	3,203
China Resources Gas Group Ltd.	512,000	2,405
AES Corp.	55,418	984
		13,306
Total common stocks (cost: $2,139,570,000)		2,520,430
Preferred securities 0.84% Information technology 0.59%
Samsung Electronics Co., Ltd., nonvoting preferred shares	387,773	15,506
Industrials 0.18%
Azul SA, preferred nominative (ADR)[1]	390,900	4,749
Energy 0.07%
Petróleo Brasileiro SA (Petrobras), preferred nominative	482,200	1,927
Total preferred securities (cost: $25,101,000)		22,182
Bonds, notes & other debt instruments 0.19% Corporate bonds, notes & loans 0.19% Utilities 0.19%	Principal amount (000)
Cemig Geração e Transmissão SA 9.25% 2024[2]	$3,935	4,435
Cemig Geração e Transmissão SA 9.25% 2024	610	687
Total corporate bonds, notes & loans		5,122
Total bonds, notes & other debt instruments (cost: $4,528,000)		5,122
Short-term securities 4.35% Money market investments 4.35%	Shares
Capital Group Central Cash Fund 0.14%[3,4]	1,155,569	115,568
Total short-term securities (cost: $115,557,000)		115,568
Total investment securities 100.27% (cost: $2,284,756,000)		2,663,302
Other assets less liabilities (0.27)%		(7,241)
Net assets 100.00%		$2,656,061
American Funds Developing World Growth and Income Fund — Page 4 of 7

unaudited
Investments in affiliates4

	Value of affiliate at 12/1/2019 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliate at 8/31/2020 (000)	Dividend income (000)
Short-term securities 4.35%
Money market investments 4.35%
Capital Group Central Cash Fund 0.14%[3]	$136,165	$557,757	$578,345	$(10)	$1	$115,568	$728
[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $42,841,000, which represented 1.61% of the net assets of the fund.
[3]	Rate represents the seven-day yield at 8/31/2020.
[4]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
American Funds Developing World Growth and Income Fund — Page 5 of 7

unaudited
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of August 31, 2020 (dollars in thousands):
American Funds Developing World Growth and Income Fund — Page 6 of 7

unaudited
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$629,391	$—	$—	$629,391
Communication services	367,812	—	—	367,812
Consumer discretionary	343,700	—	—	343,700
Health care	290,254	—	—	290,254
Information technology	254,428	—	—	254,428
Real estate	232,187	—	—	232,187
Consumer staples	179,349	—	—	179,349
Industrials	99,558	—	—	99,558
Materials	59,867	—	—	59,867
Energy	50,578	—	—	50,578
Utilities	13,306	—	—	13,306
Preferred securities	22,182	—	—	22,182
Bonds, notes & other debt instruments	—	5,122	—	5,122
Short-term securities	115,568	—	—	115,568
Total	$2,658,180	$5,122	$—	$2,663,302
Key to abbreviations
ADR = American Depositary Receipts
GDR = Global Depositary Receipts
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2020 Capital Group. All rights reserved.
MFGEFP3-100-1020O-S78156	American Funds Developing World Growth and Income Fund — Page 7 of 7